INCOME TAXES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforward	$ 1,832,186	$ 1,684,352
Share-based compensation	505,861	501,224
Charitable contributions	1,079	1,079
Total deferred tax assets	2,339,126	2,186,655
Less: valuation allowance	(2,275,710)	(2,129,392)	$ (2,129,392)
Total deferred tax assets, net	63,416	57,263
Deferred tax liabilities:
Depreciation	1,351	1,351
Accrued compensation	62,065	55,912
Total deferred tax liabilities	63,416	57,263
Net deferred tax asset or liability